SUBSEQUENT EVENTS (Details) - Equity Purchase Agreement - Mountain Aviation, LLC - Subsequent Events $ in Millions	Jan. 05, 2021 USD ($) shares
Subsequent Event [Line Items]
Common interests purchased | shares	8,620,690
Total purchase price of common interests	$ 10.0
Maximum potential incremental cash earn-out	$ 15.0